Summary of Significant Accounting Policies (Narrative) (Details)	Dec. 31, 2024 USD ($)
EPB 005 [Member]
Employee Benefit Plan, Accounting Policy [Line Items]
Note receivable from participant, allowance for credit loss	$ 0